EXCHANGE AGREEMENT (Details Narrative) - USD ($)	1 Months Ended
	Apr. 16, 2019	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2019
Banjo & Matilda, Inc and American Aviation Technologies LLC [Member] | Exchange Agreement [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, consideration transferred, Equity Interest of acquirer, series A preferred stock, Percentage	86.39%
Series A Preferred Shares [Member]
Preferred stock, shares issued		769,895	781,132	788,270
Series A Preferred Shares [Member] | Xeriant [Member]
Preferred stock, shares issued as compensation					170,000
Preferred stock, shares issued					193,637
Liabilities					$ 2,608,224